Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of Lease Liabilities

	As at	As at
	December 31, 2025	December 31, 2024
Current portion of lease liabilities	165,291	152,449
Long-term portion of lease liabilities	472,473	421,213
	637,764	573,662

Summary of Changes to Lease Liabilities

The table below summarizes changes to the lease liabilities:

	Note	2025	2024
Balance at beginning of year		573,662	460,158
Business combinations	5	37,775	116,837
Additions		189,363	208,028
Derecognition*		(18,332)	(15,625)
Repayment		(163,250)	(165,350)
Effect of movements in exchange rates		18,546	(30,386)
Balance at end of year		637,764	573,662

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

Summary of Contractual Cash Flow Maturities of Lease Liabilities

The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2025
Less than 1 year	192,844
Between 1 and 5 years	379,182
More than 5 years	170,717
742,743